Shareholders' Equity - Schedule of RSUs under the Company’s 2013 Share Option Plan (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of RSUs under the Company’s 2013 Share Option Plan [Line Items]
Number of RSUs, Outstanding, ending balance	1,320,530
Number of RSUs, Granted	997,364
Number of RSUs, Vested	(607,884)
Number of RSUs, Cancelled	(239,084)
Number of RSUs, Outstanding, ending balance	1,470,926